Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes (Tables) [Line Items]
Schedule of net deferred tax assets
	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	18,495,760	13,109,201
Stock based compensation	10,142,989	—
Accrued expenses	63,627	—
Interest limitation	1,626,806	—
R&D and other tax credit carryforwards	3,275,931	2,916,264
Operating lease liabilities	235,782	324,503
Retirement benefits	—	58,034
Property and equipment	—	341
Others	325,324	462,697
Total deferred tax assets	34,166,219	16,871,040
Valuation allowance	(33,046,626)	(14,063,564)
Total deferred tax assets, net of valuation allowance	1,119,593	2,807,476

Deferred tax liabilities:
Depreciation and amortization	(820,603)	(2,423,334)
Operating lease right-of-use assets	(216,741)	(305,772)
Marketable securities	—	(4,210)
Total deferred tax liabilities	(1,037,344)	(2,733,316)
Net Deferred tax assets	82,249	74,160
	As of December 31,
	2022	2021
Classified as
Deferred income tax assets	84,470	78,370
Deferred income tax liabilities	2,221	4,210

Schedule of income tax provision consists
	Year ended December 31,
	2022	2021
Current:
Federal	—	4,316
State	17,551	5,755
Foreign	495,058	287,682
Total current	512,609	297,753
Deferred:
Federal	—	—
State	—	—
Foreign	(13,442)	7,603
Total provision	499,167	305,356

Schedule of a reconciliation of the federal income tax rate
	Year ended December 31,
	2022	2021
U.S federal statutory income tax rate(a)	21.0%	17.0%
Valuation allowance	(17.3)%	(15.4)%
Non-deductible expenses	(0.2)%	(3.6)%
Stock based compensation	(5.0)%	—
Credits	0.4%	—
Internal restructuring	—	(0.3)%
Foreign rate differential	(0.5)%	0.8%
State and local income taxes, net of federal benefit	2.2%	—
Others	(1.1)%	—
Effective tax rate	(0.5)%	(1.5)%

Kludein I Acquisition Corp. [Member]
Income Taxes (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax assets, net
Net operating loss carryforward	$—	$29,571
Startup and organizational costs	618,152	295,262
Change in fair value of Working Capital Loan	(71,622)	—
Unrealized gain on marketable securities	—	(4,121)
Total deferred tax assets, net	546,530	320,712
Valuation allowance	(618,152)	(320,712)
Deferred tax liability, net of valuation allowance	$(71,622)	$—

Schedule of income tax provision consists
	December 31, 2022	December 31, 2021
Federal
Current	$302,394	$—
Deferred	(225,819)	(320,314)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	297,441	320,314
Income tax provision	$374,016	$—

Schedule of a reconciliation of the federal income tax rate
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(28.0)%	84.9%
Transaction costs allocable to warrants	0.0%	(27.1)%
Business combination expenses	8.4%	—%
Change in valuation allowance	5.5%	(78.9)%
Income tax provision	6.9%	0.0%